Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Related Parties
25.	Related Parties

The major related parties are summarized as follow:

Names of major related parties	Nature of relationship
Pangaea XXIIA	Largest shareholder of the Company
THRI	Shareholder of the Company
Cartesian	Ultimate controlling party of Pangaea XXIIA
Holdings IV	Entity controlled by Cartesian
Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”)	Entity controlled by Cartesian
RBI	Ultimate controlling party of THRI
TDL	Entity controlled by THRI
PLK	Entity controlled by THRI subsequent to June 28, 2024
Bobipai (Shanghai) Catering Management Co., Ltd. (“Bobipai Shanghai”)	Entity controlled by THRI subsequent to June 28, 2024

During the years ended December 31, 2025, 2024 and 2023, in addition to the related party transactions disclosed in notes 2, 14, 15, 17 and 20 to the financial statements, the Company entered into the following significant related party transactions.

		For the Years Ended December 31,
		2025	2024	2023
Continuing franchise fee to THRI	(i)	49,935,665	47,477,864	51,697,551
Continuing franchise fee to PLK	(i)	-	957,548	488,633
Upfront franchise fee to THRI	(ii)	7,813,087	10,137,871	27,318,877
Upfront franchise fee to PLK	(ii)	-	161,984	513,564
Purchase of coffee beans from TDL	(iii)	34,582,491	44,539,371	63,400,907
Services provided by DataCo	(iv)	4,795,456	5,866,415	8,097,359
Provision of services to Bobipai Shanghai	(v)	1,949,211	1,211,216	-
Reimbursements from Bobipai Shanghai	(vi)	-	185,097	-

The balances of transactions with related parties are set forth below:

Amount due from related parties:

		As of December 31,
		2025	2024
Amount due from Bobipai Shanghai related to provision of services	(v)	194,765	1,092,991
Amount due from RBI related to Popeyes Disposal	(vii)	-	4,764,645
Total		194,765	5,857,636

Amount due to related parties:

		As of December 31,
		2025	2024
TDL	(iii)	5,435,579	20,983,264
THRI	(i)(ii)	8,732,153	24,640,581
DataCo	(iv)	3,245,899	1,528,811
Cartesian		-	963,940
Total		17,413,631	48,116,596

(i)	Pursuant to the master development agreement between the Company and THRI or PLK, pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and franchise stores, and such continuing franchise fee was recorded in franchise and royalty expenses.

(ii)	Pursuant to the master development agreement between the Company and THRI or PLK, the Company pays upfront franchise fee for each newly opened store to THRI or PLK during the term of the master development contract.

(iii)	The Company purchased coffee beans from TDL for its daily operation in the amount of RMB34,582,491, RMB44,539,371 and RMB63,400,907 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company sold and recognized coffee beans purchased from TDL for its daily operation in the costs of food and packaging in the amount of RMB30,743,744, RMB53,208,876 and RMB72,109,353 for the years ended December 31, 2025, 2024 and 2023, respectively.

(iv)	DataCo provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company. The relevant service fees of RMB600,000 each year recognized in other operating expenses for the years ended December 31, 2025, 2024 and 2023. In addition, RMB4,195,456, RMB5,266,415 and RMB7,497,359 for the years ended December 31, 2025, 2024 and 2023, respectively, were capitalized in property and equipment.

(v)	After Popeyes Disposal, the Company provided transitioning management support and IT support to Bobipai Shanghai in the amount of RMB1,949,211 and RMB1,211,216 for the years ended December 31, 2025 and 2024, respectively.

(vi)	The Company paid reimbursements on behalf of Bobipai Shanghai for employee cost and raw material procurement in the amount of RMB185,097 for the year ended December 31, 2024.

(vii)	On June 28, 2024, the Company disposed Popeyes China operation to PLK (See Note 2(b)). The remaining consideration receivables related to Popeyes Disposal of RMB4,764,645 as of December 31, 2024 was fully settled in 2025 by netting of amount due to THRI.